Annual Total Returns (Bar Chart) - American High-Income Bond Trust (American High-Income Bond Trust, Series II, American High-Income Bond Trust)	12 Months Ended
May 01, 2011
American High-Income Bond Trust | Series II, American High-Income Bond Trust
Bar Chart Table:
2001	7.21%
2002	(2.25%)
2003	28.83%
2004	9.01%
2005	1.69%
2006	10.06%
2007	0.69%
2008	(24.39%)
2009	38.42%
2010	14.52%